Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Customers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Teekay Corporation [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 37.6		$ 36.5
Percentage of Voyage revenues from major customers	10.00%		10.00%
Teekay Corporation [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers		10.00%
Ras Laffan Liquefied Natural Gas Company Ltd. [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	69.6	68.8	68.7
Percentage of Voyage revenues from major customers	18.00%	18.00%	18.00%
Repsol YPF, S.A. [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	50.3	53.9	51.9
Percentage of Voyage revenues from major customers	13.00%	14.00%	14.00%
Compania Espanola de Petroleos [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	47.3	44.4	44.0
Percentage of Voyage revenues from major customers	12.00%	12.00%	12.00%
The Tangguh Production Sharing Contractors [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 45.4	$ 43.7	$ 42.8
Percentage of Voyage revenues from major customers	12.00%	12.00%	11.00%